CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Profit before tax	$ 13,977,273	$ 27,324,790	$ 37,186,765
Adjustments	14,652,583	(43,061,101)	(53,659,049)
Depreciation and amortization	5,581,759	6,137,257	8,646,719
Net impairment loss of financial assets	12,772,677	17,909,011	32,370,076
Accrued interest	(124,313,471)	(120,569,285)	(142,356,686)
Exchange rate	23,034,055	(15,799,672)	(52,849,389)
Inflation effect on cash and cash equivalents balances	92,063,491	72,727,155	115,793,191
Gain on sale of Prisma Medios de Pagos S.A.			(7,852,032)
Put option - Prisma Medios de Pagos S.A.	1,182,000	(750,180)	(1,407,627)
Remeasurement - Prisma Medios de Pagos S.A.	1,483,592	(5,085,061)	(7,819,705)
Other adjustments	2,848,480	2,369,674	1,816,404
Net (increases) decreases in operating assets:	(16,016,212)	(208,790,412)	231,679,671
Financial assets at fair value through profit or loss (FVTPL)	3,613,220	9,391,041	13,260,739
Financial assets at amortized cost
Other financial assets	11,187,623	(9,221,809)	17,963,779
Loans and advances to financial institutions	(1,734,251)	5,218,377	16,197,306
Loans and advances to customers	28,328,092	(47,787,760)	160,281,545
Loans and advances to government sector	32	106	(226)
Reverse repurchase agreements	(63,550,688)	(73,283,252)	40,093,155
Debt securities	(19,857,627)
Financial assets at fair value through other comprehensive income	24,616,052	(88,543,651)	(17,028,640)
Other assets	1,381,335	(4,563,464)	912,013
Net increases (decreases) in operating liabilities:	(26,154,838)	113,216,909	(262,762,185)
Financial liabilities at amortized cost
Deposits from financial institutions	(1,083,292)	933,951	(563,119)
Deposits from customers	(18,705,185)	115,930,702	(212,681,513)
Deposits from government sector	4,742,791	2,462,756	1,191,278
Repurchase agreements	(232,527)	499,670	(474,213)
Financial liabilities at FVTPL	29,397	(7,223,369)	1,045,951
Other financial liabilities	(10,906,022)	613,199	(51,280,569)
Income tax paid	(3,756,069)	(24,548,506)	(3,285,303)
Interest received	218,088,834	183,016,565	224,775,296
Interest paid	(88,663,118)	(62,463,651)	(94,812,923)
Total cash flows generated by/(used in) operating activities	112,128,453	(15,305,406)	79,122,272
Cash flows from investing activities
Payments:	(8,042,923)	(5,020,642)	(6,161,071)
Purchase of property and equipment, intangible assets and other assets	(8,042,923)	(4,750,537)	(6,161,071)
Other payments related to investment activities		(270,105)
Collections:	2,393,564	940,158	7,886,319
Sale of equity instruments			5,121,224
Cash and cash equivalents – Gain of control over subsidiaries			529,692
Dividends received	2,393,564	940,158	2,235,403
Total cash flows (used in) / generated by investing activities	(5,649,359)	(4,080,484)	1,725,248
Cash flows from financing activities
Payments:	(2,595,978)	(18,370,564)	(20,951,460)
Dividends	(4,624,018)	(18,838,524)	(7,608,876)
Debt security payments - Capital	(1,111,957)	(10,907,067)	(6,616,409)
Debt security payments - Interest	(83,139)	(5,902,117)	(5,075,165)
Payment of lease liabilities	(1,400,882)	(1,561,380)	(1,651,010)
Collections:		3,073,020	10,863,871
Debt securities issued - Capital		3,073,020	10,861,092
Argentine Central Bank ("BCRA")			2,779
Total cash flows used in financing activities	(2,595,978)	(15,297,544)	(10,087,589)
Effect of exchange rate changes on cash and cash equivalents	(23,034,055)	15,799,672	52,849,389
Inflation effect on cash and cash equivalents	(92,063,491)	(72,727,155)	(115,793,191)
Total changes in cash and cash equivalents	(11,214,430)	(91,610,917)	7,816,129
Cash and cash equivalents at the beginning of the year (Note 8)	229,491,716	321,102,633	313,286,504
Cash and cash equivalents at the end of the year (Note 8)	$ 218,277,286	$ 229,491,716	$ 321,102,633